UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21268

                       OPPENHEIMER TOTAL RETURN BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            43.0%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                            5.9
--------------------------------------------------------------------------------
U.S. Treasury                                                               3.5
--------------------------------------------------------------------------------
Tennessee Valley Authority                                                  3.3
--------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.                                   0.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of investments.

CORPORATE BONDS AND NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Electric Utilities                                                          3.0%
--------------------------------------------------------------------------------
Insurance                                                                   2.7
--------------------------------------------------------------------------------
Media                                                                       2.6
--------------------------------------------------------------------------------
Diversified Financial Services                                              2.4
--------------------------------------------------------------------------------
Automobiles                                                                 2.4
--------------------------------------------------------------------------------
Real Estate                                                                 2.0
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      1.7
--------------------------------------------------------------------------------
Oil & Gas                                                                   1.6
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    1.4
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               1.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Treasury          3.5%
      Agency           46.4
      AAA              25.1
      AA                1.9
      A                 5.8
      BBB              13.4
      BB                3.5
      Not Rated         0.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                     8 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. CUMULATIVE TOTAL RETURNS ARE NOT ANNUALIZED. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 2/21/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%

CLASS B shares of the Fund were first publicly offered on 2/21/03. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/21/03. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 2/21/03. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     9 | OPPENHEIMER TOTAL RETURN BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    10 | OPPENHEIMER TOTAL RETURN BOND FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING          EXPENSES
                             ACCOUNT         ACCOUNT         PAID DURING
                             VALUE           VALUE           6 MONTHS ENDED
                             (5/1/05)        (10/31/05)      OCTOBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $1,002.20       $4.20
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,021.02        4.24
--------------------------------------------------------------------------------
Class B Actual                1,000.00          998.10        8.34
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,016.89        8.42
--------------------------------------------------------------------------------
Class C Actual                1,000.00          999.10        8.35
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,016.89        8.42
--------------------------------------------------------------------------------
Class N Actual                1,000.00        1,000.70        5.82
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00        1,019.41        5.87

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.83%
--------------------------
Class B          1.65
--------------------------
Class C          1.65
--------------------------
Class N          1.15

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                    11 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.6%
-----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.06%, 4/20/08 1                                                    $    70,000         $     70,053
-----------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                                          257,244              256,494
-----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                           220,000              215,413
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                          140,000              139,807
-----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                           33,568               33,385
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                           49,860               49,560
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                         171,018              170,175
-----------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                          3,175                3,168
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                          54,763               54,599
-----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                            23,584               23,576
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                          240,000              238,836
-----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                                        127,771              127,274
-----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                              30,000               29,218
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Collateralized Mtg. Obligations,
Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                                     366,001              364,397
-----------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                             80,000               83,269
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.408%, 2/25/33 1                                                          3,300                3,333
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                     196,711              195,754
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                            44,901               44,925
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                                             18,226               18,212
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                            154,174              153,651
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                            199,206              198,521
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                           250,000              249,417
-----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                                                        240,000              238,826
-----------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 4.248%, 11/25/39 1                                       360,000              360,000
-----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                           49,536               49,482
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                          160,000              157,949
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                           195,789              195,393


                    12 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                       $    13,736         $     13,727
-----------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-1, Cl. A3, 1.92%, 11/20/06                                                            1,280                1,279
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                            90,776               90,488
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                          230,000              228,762
-----------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Obligations:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35                                                         315,834              316,315
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                        214,727              214,726
-----------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 5.32%, 3/15/16 1                                                        310,000              329,407
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2004-A, Cl. A2, 2.55%, 1/15/07                                                            54,374               54,268
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                                           390,000              388,425
-----------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations:
Series 2002-B, Cl. A4, 4.71%, 3/15/09                                                           126,602              126,530
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                           190,000              189,307
-----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                                      60,000               59,163
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                       50,000               49,199
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                                       80,000               79,134
-----------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                             180,000              178,596
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations Pass-Through
Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                          320,871              320,671
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations, Series 2003-25XS,
Cl. A4, 4.51%, 8/25/33                                                                           90,093               89,865
-----------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                            38,898               38,852
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                            83,635               83,423
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                            85,064               84,844
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                           200,000              199,277
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                            47,941               47,818
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                                       126,521              125,466
-----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                          103,737              103,269
                                                                                                                -------------
Total Asset-Backed Securities (Cost $7,167,175)                                                                    7,137,498


                     13 | OPPENHEIMER TOTAL RETURN BOND FUND

 STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--74.2%
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--61.2%
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--61.1%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl.2A2, 7%, 2/25/44                                                          $   261,535         $    274,039
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6.50%, 4/1/18-4/1/34                                                                            297,659              306,600
7%, 7/1/21-3/1/35                                                                             1,697,010            1,773,544
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation
Certificates, Series 2046, Cl. G, 6.50%, 4/15/28                                                497,681              511,871
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                                6,741                6,736
Series 2034, Cl. Z, 6.50%, 2/15/28                                                               63,322               65,122
Series 2053, Cl. Z, 6.50%, 4/15/28                                                               71,206               73,193
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                              82,264               84,292
Series 2075, Cl. D, 6.50%, 8/15/28                                                              196,539              201,820
Series 2080, Cl. Z, 6.50%, 8/15/28                                                               54,062               55,269
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                              94,464               96,935
Series 2387, Cl. PD, 6%, 4/15/30                                                                 71,844               72,266
Series 2456, Cl. BD, 6%, 3/15/30                                                                 46,422               46,557
Series 2498, Cl. PC, 5.50%, 10/15/14                                                              2,323                2,322
Series 2500, Cl. FD, 4.47%, 3/15/32 1                                                            28,293               28,584
Series 2526, Cl. FE, 4.37%, 6/15/29 1                                                            27,999               28,224
Series 2551, Cl. FD, 4.37%, 1/15/33 1                                                            22,405               22,586
Series 2583, Cl. KA, 5.50%, 3/15/22                                                             184,437              184,953
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.311%, 6/1/26 3                                                            53,103               11,622
Series 183, Cl. IO, 9.82%, 4/1/27 3                                                              85,865               19,521
Series 184, Cl. IO, 15.80%, 12/1/26 3                                                            91,076               18,818
Series 192, Cl. IO, 14.107%, 2/1/28 3                                                            24,732                4,853
Series 200, Cl. IO, 12.756%, 1/1/29 3                                                            29,381                6,594
Series 2003-118, Cl. S, 22.81%, 12/25/33 3                                                      615,940               66,282
Series 2130, Cl. SC, 8.355%, 3/15/29 3                                                           65,703                5,267
Series 2796, Cl. SD, 13.798%, 7/15/26 3                                                          95,961                7,496
Series 2920, Cl. S, 16.819%, 1/15/35 3                                                          611,710               31,448
Series 3000, Cl. SE, 27.941%, 7/15/25 3                                                         750,821               30,339
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.757%, 6/1/26 4                                                   26,086               21,707


                     14 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.:
4.50%, 12/1/20 5                                                                            $ 2,183,000         $  2,109,324
5%, 6/1/18-7/1/18                                                                               617,629              609,889
5%, 11/1/35 5                                                                                 4,710,000            4,533,375
5.50%, 3/1/33-1/1/34                                                                          2,141,350            2,116,682
5.50%, 7/1/33-11/1/35 5                                                                       3,882,783            3,832,303
6%, 10/1/16-11/1/32                                                                           2,583,063            2,640,334
6%, 11/1/20-11/1/35 5                                                                         5,015,919            5,076,818
6.50%, 10/1/30-11/1/31                                                                          462,909              477,358
6.50%, 10/1/34-12/1/35 5                                                                      3,762,000            3,860,190
7%, 11/1/17                                                                                     275,256              287,531
7.50%, 3/1/30                                                                                    63,448               67,081
8.50%, 7/1/32                                                                                     5,091                5,526
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                                            199,481              206,562
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                            153,148              157,656
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                               236,158              245,166
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                                9,626                9,609
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                               36,928               37,121
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                          298,760              308,310
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                               43,865               44,253
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                               27,569               27,701
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                               11,556               11,593
Trust 2002-77, Cl. WF, 4.38%, 12/18/32 1                                                         34,463               34,704
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                             1,109                1,106
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                              300,000              294,348
Trust 2003-21, Cl. FK, 4.23%, 3/25/33 1                                                          60,003               60,415
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                           418,000              422,133
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                             186,000              182,720
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                            90,000               84,506
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security :
Trust 2002-38, Cl. SO, 8.938%, 4/25/32 3                                                        115,896                6,876
Trust 2002-47, Cl. NS, 10.012%, 4/25/32 3                                                       114,613                9,864
Trust 2002-51, Cl. S, 10.203%, 8/25/32 3                                                        105,250                8,085
Trust 2002-77, Cl. IS, 10.288%, 12/18/32 3                                                      197,452               16,756


                    15 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 11.11%, 6/1/23 3                                                          $   180,505         $     36,547
Trust 240, Cl. 2, 14.63%, 9/1/23 3                                                              280,631               63,537
Trust 247, Cl. 2, 12.99%, 10/1/23 3                                                             326,212               69,711
Trust 252, Cl. 2, 0.75%, 11/1/23 3                                                              496,618              114,639
Trust 254, Cl. 2, 6.998%, 1/1/24 3                                                               71,712               16,424
Trust 273, Cl. 2, 12.759%, 8/1/26 3                                                              39,114                8,298
Trust 319, Cl. 2, 12.115%, 2/1/32 3                                                              58,584               14,435
Trust 321, Cl. 2, 6.80%, 3/1/32 3                                                               601,124              146,524
Trust 322, Cl. 2, 14.416%, 4/1/32 3                                                             702,151              164,676
Trust 329, Cl. 2, 9.599%, 1/1/33 3                                                              289,381               70,627
Trust 331, Cl. 9, (12.496)%, 2/1/33 3                                                           179,715               40,606
Trust 333, Cl. 2, 10.46%, 3/1/33 3                                                              447,733              110,604
Trust 334, Cl. 17, (3.994)%, 2/1/33 3                                                           101,098               22,459
Trust 346, Cl. 2, 10.54%, 12/1/33 3                                                           1,302,080              318,806
Trust 350, Cl. 2, 11.00%, 2/1/34 3                                                              755,983              185,098
Trust 2001-65, Cl. S, 22.94%, 11/25/31 3                                                        346,667               32,295
Trust 2001-81, Cl. S, 12.685%, 1/25/32 3                                                         63,628                5,733
Trust 2002-9, Cl. MS, 11.025%, 3/25/32 3                                                         75,622                6,125
Trust 2002-52, Cl. SD, 5.444%, 9/25/32 3                                                        132,964               10,954
Trust 2002-77, Cl. SH, 13.606%, 12/18/32 3                                                       79,078                7,709
Trust 2002-84, Cl. SA, 23.153%, 12/25/32 3                                                      297,487               29,452
Trust 2003-4, Cl. S, 21.729%, 2/25/33 3                                                         189,946               22,487
Trust 2004-54, Cl. DS, 8.44%, 11/25/30 3                                                        118,556                7,724
Trust 2005-6, Cl. SE, 15.893%, 2/25/35 3                                                        428,374               22,543
Trust 2005-19, Cl. SA, 14.36%, 3/25/35 3                                                      1,624,417               85,776
Trust 2005-40, Cl. SA, 15.993%, 5/25/35 3                                                       386,731               20,138
Trust 2005-71, Cl. SA, 24.563%, 8/25/25 3                                                       489,570               28,813
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 352, Cl. 1, 3.87%, 7/1/34 4,5                                                           1,661,602            1,227,768
Trust 1993-184, Cl. M, 6.302%, 9/25/23 4                                                         59,609               49,567
                                                                                                                -------------
                                                                                                                  34,784,830

-----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 6.189%, 1/16/27 3                                                       217,015               15,472
Series 2002-15, Cl. SM, 3.363%, 2/16/32 3                                                       220,428               15,346
Series 2002-76, Cl. SY, 5.791%, 12/16/26 3                                                      257,708               18,990
Series 2004-11, Cl. SM, 1.808%, 1/17/30 3                                                        95,974                6,107
                                                                                                                -------------
                                                                                                                      55,915


                     16 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                 VALUE
                                                                                                 AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--13.0%
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--11.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                     $   170,000         $    164,098
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                        300,000              293,338
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                          250,000              243,472
-----------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                               189,085              189,675
-----------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                          151,757              154,271
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 1                                                        30,146               30,133
Series 2005-E, Cl. 2A2, 4.99%, 6/25/35 1                                                         64,689               64,506
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations:
Series 2003-T10, Cl. A1, 4%, 3/13/40                                                            231,821              223,376
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                        90,000               88,551
-----------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.224%, 9/15/20 5                                         280,000              280,175
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 4.218%, 10/25/34 1                                                      71,874               71,933
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                         416,934              424,081
-----------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.64%, 4/29/39 1,6                                                     190,000              190,475
-----------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                       101,595              104,779
-----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                         215,000              208,984
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                         120,000              117,747
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                          80,000               77,588
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                         150,000              148,717
-----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                          73,836               75,763
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                        110,000              106,150
-----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                         150,000              145,815
-----------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                        118,089              114,262
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                         70,000               69,031
-----------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 2004-12,
Cl. 3A1, 4.469%, 12/25/34 1                                                                         100                   99
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                                                       145,816              140,853
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                        60,000               58,665


                     17 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/40                                       $   180,000         $    178,482
-----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                            248,013              250,222
-----------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                         251,558              250,146
-----------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations, Series 2004-2,
Cl. A1, 6.50%, 8/25/32                                                                          471,401              476,410
-----------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                         130,000              134,800
-----------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                   182,000              199,335
-----------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                         171,113              171,435
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                        270,000              266,592
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                      180,000              178,274
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.683%, 5/25/35 1                           243,799              243,760
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.528%, 1/25/35 1                                                     169,298              168,816
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                                        25,690               25,698
Series 2004-W, Cl. A2, 4.59%, 11/25/34 1                                                         11,522               11,489
                                                                                                                -------------
                                                                                                                   6,341,996

-----------------------------------------------------------------------------------------------------------------------------
OTHER--0.9%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                            220,000              216,631
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 4.288%, 7/25/45 1                         311,057              311,057
                                                                                                                -------------
                                                                                                                     527,688

-----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.9%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                         502,888              509,489
                                                                                                                -------------
Total Mortgage-Backed Obligations (Cost $42,588,732)                                                              42,219,918

-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--12.7%
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                            165,000              161,324
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                                 370,000              367,218
4.125%, 7/12/10                                                                                 344,000              334,779


                     18 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                 $   370,000         $    367,220
4.25%, 7/15/07 7                                                                                365,000              362,840
6%, 5/15/11                                                                                     290,000              306,450
7.25%, 5/15/30                                                                                  140,000              181,184
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                                   85,000               78,939
Series A, 6.79%, 5/23/12                                                                      2,193,000            2,429,138
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                                  22,000               24,001
5.50%, 8/15/28                                                                                  165,000              180,488
6.875%, 8/15/25                                                                                 910,000            1,144,468
STRIPS, 3.24%, 2/15/11 8                                                                        555,000              439,744
STRIPS, 3.86%, 2/15/13 8                                                                      1,089,000              782,856
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5%, 2/15/11                                                                  86,000               88,157
                                                                                                                -------------
Total U.S. Government Obligations (Cost $7,403,777)                                                                7,248,806

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.5%
-----------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $292,820)                                      265,000              294,283

-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--32.1%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.6%
-----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Dana Corp., 6.50% Unsec. Nts., 3/1/09                                                           205,000              174,763
-----------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                            165,000              155,216
                                                                                                                -------------
                                                                                                                     329,979

-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.4%
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                                       180,000              190,128
8% Nts., 6/15/10                                                                                 77,000               84,174
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                                  270,000              247,454
6.25% Unsec. Nts., 12/8/05                                                                      114,000              113,982
7.375% Nts., 10/28/09                                                                            45,000               42,974
-----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.125% Unsec. Unsub. Nts., 2/1/07                                                               420,000              415,993
8% Bonds, 11/1/31                                                                               205,000              212,218
-----------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                           67,000               66,983
                                                                                                                -------------
                                                                                                                   1,373,906


                    19 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Harrah's Operating Co., Inc., 5.625% Bonds, 6/1/15 6                                        $   155,000         $    149,004
-----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                             135,000              146,424
-----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                  195,000              200,606
-----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                               280,000              284,681
                                                                                                                -------------
                                                                                                                     780,715

-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.3%
Beazer Homes USA, Inc., 6.875% Sr. Nts., 7/15/15 6                                              145,000              133,763
-----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                         130,000              128,065
-----------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                         145,000              135,859
-----------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                   190,000              176,698
-----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                                     150,000              150,656
                                                                                                                -------------
                                                                                                                     725,041

-----------------------------------------------------------------------------------------------------------------------------
MEDIA--2.6%
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                                      175,000              199,911
-----------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                               265,000              282,505
-----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                           300,000              289,761
-----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                             150,000              136,066
-----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                        265,000              321,137
-----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                                 250,000              242,126
                                                                                                                -------------
                                                                                                                   1,471,506

-----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                               185,000              192,302
-----------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                         260,000              274,936
-----------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                         100,000              104,680
                                                                                                                -------------
                                                                                                                     571,918

-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                             185,000              189,667
9.55% Unsub. Nts., 12/15/08 1                                                                    23,000               25,679
                                                                                                                -------------
                                                                                                                     215,346

-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.6%
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                  175,000              160,613
-----------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                190,000              213,595
-----------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                                                 210,000              219,703


                     20 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                                               $   190,000         $     202,616
                                                                                                                -------------
                                                                                                                     796,527

-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                                155,000              145,798
-----------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                           110,000              111,068
-----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                      220,000              215,554
-----------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                           230,000              231,481
                                                                                                                -------------
                                                                                                                     703,901

-----------------------------------------------------------------------------------------------------------------------------
ENERGY--1.6%
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.6%
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                              160,000              169,549
-----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 6                                                                           245,000              238,201
-----------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 6                            435,000              431,132
-----------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 6                          57,444               53,733
                                                                                                                -------------
                                                                                                                     892,615

-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.4%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                             15,000               15,842
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13                                     250,000              253,808
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                                       200,000              190,209
                                                                                                                -------------
                                                                                                                     459,859

-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                            3,000                2,950
-----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 9                                                      240,000              227,518
-----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                              300,000              288,683
-----------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                    15,000               15,917
-----------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                               115,000              112,156
7.75% Unsec. Sub. Nts., 5/1/10                                                                   10,000               11,091
                                                                                                                -------------
                                                                                                                     658,315

-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                           205,000              232,188
-----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                               115,000              126,197
-----------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                                    50,000               48,645


                    21 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                              $   270,000         $    276,172
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                             20,000               20,753
-----------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                                   225,000              252,646
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                                 290,000              284,507
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                              145,000              155,679
                                                                                                                -------------
                                                                                                                   1,396,787

-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.7%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 6                                     40,000               39,289
-----------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XXIII, 3.90% Nts., 10/22/08 6                                             185,000              179,587
-----------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                                    180,000              161,687
-----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                                   145,000              140,488
-----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                              110,000              113,769
6.25% Sr. Unsec. Nts., 11/15/11                                                                  30,000               31,796
-----------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6                                     255,000              320,257
-----------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                         295,000              374,683
-----------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                               210,000              203,832
                                                                                                                -------------
                                                                                                                   1,565,388

-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                                  98,000              100,514
8.10% Unsec. Nts., 8/1/10                                                                       165,000              183,224
-----------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                                       120,000              118,003
5.125% Sr. Unsec. Nts., Series B, 4/1/11                                                         95,000               92,151
-----------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                                 145,000              145,739
-----------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                                      102,000              101,593
5.625% Unsec. Unsub. Nts., 8/15/14                                                              110,000              110,556
-----------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                       290,000              292,650
                                                                                                                -------------
                                                                                                                   1,144,430

-----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                      155,000              150,081
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.1%
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                                     190,000              191,696


                     22 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                                                 $   100,000        $     107,991
7.40% Unsec. Nts., 5/15/07                                                                      195,000              201,889
-----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                       140,000              142,218
                                                                                                               --------------
                                                                                                                     643,794

-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.1%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                                175,000              191,295
-----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                          300,000              290,960
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                             135,000              141,413
-----------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts., 5/15/09                                                                 170,000              179,500
7.125% Sr. Unsec. Nts., 10/1/07                                                                   5,000                5,189
                                                                                                               --------------
                                                                                                                     326,102

-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Group SA, 6.375% Sr. Unsec. Unsub. Nts., 2/15/06                             185,000              185,943
-----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 4.25% Nts., 8/1/09                                                29,000               28,339
-----------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                          140,000              144,739
                                                                                                               --------------
                                                                                                                     173,078

-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
British Telecommunications plc, 8.875% Bonds, 12/15/30                                          130,000              170,324
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                           180,000              201,063
-----------------------------------------------------------------------------------------------------------------------------
France Telecom SA:
7.75% Sr. Unsec. Nts., 3/1/11 1                                                                 140,000              156,110
8.50% Sr. Unsec. Nts., 3/1/31 1                                                                  45,000               58,976
-----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                       175,000              227,029
-----------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 5.85% Nts., 9/15/35                                               150,000              140,762
                                                                                                               --------------
                                                                                                                     954,264

-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                    195,000              224,544
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.6%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                      165,000              176,921
-----------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                                        180,000              195,077


                     23 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                   $   205,000        $     228,672
-----------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                   100,000              100,946
-----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                       115,000              115,695
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                      150,000              171,343
-----------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                                      100,000              104,500
-----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                                245,000              251,426
-----------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 6                             120,000              132,600
-----------------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                                            95,000               96,900
-----------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                                105,000              105,994
                                                                                                               --------------
                                                                                                                   1,680,074

-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                              30,000               29,512
7.875% Sr. Unsec. Nts., 11/15/10                                                                185,000              205,870
-----------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                             103,000              113,239
                                                                                                               --------------
                                                                                                                     348,621
                                                                                                               --------------
Total Corporate Bonds and Notes (Cost $18,734,858)                                                                18,254,989

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $76,187,362)                                                    132.1%          75,155,494
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (32.1)         (18,283,862)
                                                                                            ---------------------------------
NET ASSETS                                                                                        100.0%       $  56,871,632
                                                                                            =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $83,269, which represents 0.15% of the Fund's net assets. See Note 7 of Notes to Financial Statements.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,962,476 or 3.45% of the Fund's net assets as of October 31, 2005.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,299,042 or 2.28% of the Fund's net assets as of October 31, 2005.

5. When-issued security or forward commitment to be delivered and settled after October 31, 2005. See Note 1 of Notes to Financial Statements.


                    24 | OPPENHEIMER TOTAL RETURN BOND FUND

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,868,041 or 3.28% of the Fund's net assets as of October 31, 2005.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $298,224. See Note 5 of Notes to Financial Statements.

8.    Zero coupon bond reflects effective yield on the date of purchase.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    25 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

OCTOBER 31, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $76,187,362)--see accompanying
 statement of investments                                          $ 75,155,494
--------------------------------------------------------------------------------
Cash                                                                    346,967
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment         8,699,765
Interest, dividends and principal paydowns                              576,984
Shares of beneficial interest sold                                      126,611
Futures margins                                                           1,805
Receivable from Manager                                                     657
Other                                                                       750
                                                                   -------------
Total assets                                                         84,909,033

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                 8,309
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $27,711,899 purchased on a
when-issued basis or forward commitment)                             27,871,035
Dividends                                                                78,970
Shares of beneficial interest redeemed                                   33,903
Shareholder communications                                               16,143
Transfer and shareholder servicing agent fees                             8,763
Distribution and service plan fees                                        7,342
Trustees' compensation                                                      932
Other                                                                    12,004
                                                                   -------------
Total liabilities                                                    28,037,401

--------------------------------------------------------------------------------
NET ASSETS                                                         $ 56,871,632
                                                                   =============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                         $      5,763
--------------------------------------------------------------------------------
Additional paid-in capital                                           57,932,484
--------------------------------------------------------------------------------
Accumulated net investment income                                        96,762
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                           (209,077)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments                             (954,300)
                                                                   -------------
NET ASSETS                                                         $ 56,871,632
                                                                   =============


                     26 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $40,902,796 and 4,144,548 shares of beneficial
interest outstanding)                                                    $ 9.87
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                       $10.36
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,844,351 and 490,777 shares of beneficial
interest outstanding)                                                    $ 9.87
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based
on net assets of $7,981,677 and 808,995 shares of
beneficial interest outstanding)                                         $ 9.87
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,142,808 and 318,414 shares of beneficial
interest outstanding)                                                    $ 9.87

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 1,258,047
--------------------------------------------------------------------------------
Fee income                                                              116,166
--------------------------------------------------------------------------------
Other income                                                              1,353
                                                                    ------------
Total investment income                                               1,375,566

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         146,654
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  23,284
Class B                                                                  22,910
Class C                                                                  36,101
Class N                                                                   7,591
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  22,334
Class B                                                                  10,856
Class C                                                                  12,781
Class N                                                                   4,052
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   8,015
Class B                                                                   4,970
Class C                                                                   4,593
Class N                                                                     752
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              18,697
--------------------------------------------------------------------------------
Trustees' compensation                                                    2,743
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 506
--------------------------------------------------------------------------------
Other                                                                     5,016
                                                                    ------------
Total expenses                                                          331,855
Less reduction to custodian expenses                                       (506)
Less waivers and reimbursements of expenses                             (33,472)
                                                                    ------------
Net expenses                                                            297,877

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,077,689


                     28 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                         $  (226,507)
Closing of futures contracts                                            153,476
Swap contracts                                                          (12,829)
                                                                    ------------
Net realized loss                                                       (85,860)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                            (939,500)
Futures contracts                                                        30,836
Swap contracts                                                           (8,309)
                                                                    ------------
Net change in unrealized depreciation                                  (916,973)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    74,856
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                     29 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS            YEAR
                                                                ENDED           ENDED
                                                     OCTOBER 31, 2005       APRIL 30,
                                                          (UNAUDITED)            2005
--------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------
Net investment income                                    $  1,077,689    $  1,647,884
--------------------------------------------------------------------------------------
Net realized gain (loss)                                      (85,860)        123,888
--------------------------------------------------------------------------------------
Net change in unrealized depreciation                        (916,973)        431,394
                                                         -----------------------------
Net increase in net assets resulting from operations           74,856       2,203,166

--------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                      (843,862)     (1,371,124)
Class B                                                       (69,688)        (97,975)
Class C                                                      (109,757)       (126,494)
Class N                                                       (53,746)        (58,268)
--------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                            --        (321,230)
Class B                                                            --         (31,264)
Class C                                                            --         (43,977)
Class N                                                            --         (18,161)

--------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                        (2,052)      5,992,710
Class B                                                       678,499       1,339,849
Class C                                                     1,352,361       3,818,993
Class N                                                       383,918       1,982,293

--------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------
Total increase                                              1,410,529      13,268,518
--------------------------------------------------------------------------------------
Beginning of period                                        55,461,103      42,192,585
                                                         -----------------------------
End of period (including accumulated net investment
income of $96,762 and $96,126, respectively)             $ 56,871,632    $ 55,461,103
                                                         =============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                             YEAR
                                                              ENDED                                            ENDED
                                                   OCTOBER 31, 2005                                        APRIL 30,
CLASS A                                                 (UNAUDITED)             2005             2004         2003 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    10.04       $    10.00        $   10.08      $   10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .19 2            .36 2            .28            .03
Net realized and unrealized gain (loss)                        (.17)             .12             (.02)           .08
                                                       -------------------------------------------------------------
Total from investment operations                                .02              .48              .26            .11
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.19)            (.36)            (.29)          (.03)
Distributions from net realized gain                             --             (.08)            (.05)            --
                                                       -------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.19)            (.44)            (.34)          (.03)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $     9.87       $    10.04        $   10.00      $   10.08
                                                       =============================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             0.22%            4.89%            2.64%          1.14%

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $   40,903       $   41,648        $  35,522      $  27,598
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $   43,459       $   38,411        $  32,578      $  26,027
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          3.85%            3.56%            2.78%          1.77%
Total expenses                                                 0.83%            0.80%            0.79%          1.29%
Expenses after waivers and reduction
to custodian expenses                                          0.83%            0.79%            0.73%          0.90%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          51% 5            86% 5           131% 5          77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.    Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced (TBA) mortgage-related securities as follows:


                          PURCHASE TRANSACTIONS        SALE TRANSACTIONS
-------------------------------------------------------------------------
Six Months Ended October 31, 2005  $133,321,564          $   135,584,103
Year Ended April 30, 2005           280,759,754              281,155,514
Year Ended April 30, 2004           198,777,129              189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                             YEAR
                                                              ENDED                                            ENDED
                                                   OCTOBER 31, 2005                                        APRIL 30,
CLASS B                                                 (UNAUDITED)             2005             2004         2003 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    10.04       $    10.00        $   10.08      $   10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .15 2            .27 2            .19            .02
Net realized and unrealized gain (loss)                        (.17)             .12             (.02)           .08
                                                       -------------------------------------------------------------
Total from investment operations                               (.02)             .39              .17            .10
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.15)            (.27)            (.20)          (.02)
Distributions from net realized gain                             --             (.08)            (.05)            --
                                                       -------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.15)            (.35)            (.25)          (.02)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $     9.87       $    10.04        $   10.00      $   10.08
                                                       =============================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (0.19)%           4.00%            1.69%          0.97%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $    4,844       $    4,244        $   2,896      $     798
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $    4,548       $    3,610        $   2,444      $     340
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          3.06%            2.70%            1.91%          0.85%
Total expenses                                                 2.28%            2.41%            2.20%          2.36%
Expenses after waivers and reduction
to custodian expenses                                          1.65%            1.65%            1.65%          1.65%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          51% 5            86% 5           131% 5          77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.    Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
------------------------------------------------------------------------------
Six Months Ended October 31, 2005             $133,321,564      $  135,584,103
Year Ended April 30, 2005                      280,759,754         281,155,514
Year Ended April 30, 2004                      198,777,129         189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    32 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                         SIX MONTHS                                             YEAR
                                                              ENDED                                            ENDED
                                                   OCTOBER 31, 2005                                        APRIL 30,
CLASS C                                                 (UNAUDITED)             2005             2004         2003 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    10.03       $     9.99        $   10.08      $   10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .15 2            .27 2            .19            .02
Net realized and unrealized gain (loss)                        (.16)             .12             (.03)           .08
                                                       -------------------------------------------------------------
Total from investment operations                               (.01)             .39              .16            .10
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.15)            (.27)            (.20)          (.02)
Distributions from net realized gain                             --             (.08)            (.05)            --
                                                       -------------------------------------------------------------
Total dividends and/or
distributions to shareholders                                  (.15)            (.35)            (.25)          (.02)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $     9.87       $    10.03        $    9.99      $   10.08
                                                       =============================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (0.09)%           3.99%            1.60%          0.96%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $    7,982       $    6,757        $   2,943      $     388
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $    7,169       $    4,641        $   1,679      $     126
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          3.04%            2.71%            1.95%          0.59%
Total expenses                                                 2.07%            2.17%            2.12%          2.28%
Expenses after waivers and
reduction to custodian expenses                                1.65%            1.65%            1.65%          1.65%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          51% 5            86% 5           131% 5          77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.    Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-----------------------------------------------------------------------------
Six Months Ended October 31, 2005            $133,321,564       $ 135,584,103
Year Ended April 30, 2005                     280,759,754         281,155,514
Year Ended April 30, 2004                     198,777,129         189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                             YEAR
                                                              ENDED                                            ENDED
                                                   OCTOBER 31, 2005                                        APRIL 30,
CLASS N                                                 (UNAUDITED)             2005             2004         2003 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    10.04       $    10.00        $   10.08      $   10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .18 2            .32 2            .24            .03
Net realized and unrealized gain (loss)                        (.17)             .12             (.02)           .08
                                                       -------------------------------------------------------------

Total from investment operations                                .01              .44              .22            .11
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.18)            (.32)            (.25)          (.03)
Distributions from net realized gain                             --             (.08)            (.05)            --
                                                       -------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.18)            (.40)            (.30)          (.03)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $     9.87       $    10.04        $   10.00      $   10.08
                                                       =============================================================


--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             0.07%            4.51%            2.20%          1.08%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $    3,143       $    2,812        $     831      $      22
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $    3,015       $    1,802        $     386      $       6
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          3.54%            3.22%            2.40%          1.50%
Total expenses                                                 1.41%            1.51%            1.34%          2.63%
Expenses after waivers and
reduction to custodian expenses                                1.15%            1.15%            1.15%          1.15%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          51% 5            86% 5           131% 5          77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.    Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced (TBA) mortgage-related securities as follows:

                                          PURCHASE TRANSACTIONS    SALE TRANSACTIONS
------------------------------------------------------------------------------------
Six Months Ended October 31, 2005                  $133,321,564        $ 135,584,103
Year Ended April 30, 2005                           280,759,754          281,155,514
Year Ended April 30, 2004                           198,777,129          189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    34 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Total Return Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. As a secondary objective, it emphasizes preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for


                     35 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2005, the Fund had purchased $27,711,899 of securities issued on a when-issued basis or forward commitment and sold $8,699,765 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities


                     36 | OPPENHEIMER TOTAL RETURN BOND FUND
pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of October 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $153,342 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of October 31, 2005, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended April 30, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of April 30, 2005, the Fund had available for federal income tax purposes post-October losses of $67,482.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                     37 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED OCTOBER 31, 2005      YEAR ENDED APRIL 30, 2005
                                       SHARES         AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                                  546,152    $ 5,482,105       1,066,067    $ 10,715,419
Dividends and/or
distributions reinvested               33,623        336,960          54,023         543,541
Redeemed                             (585,415)    (5,821,117)       (523,711)     (5,266,250)
                                   ---------------------------------------------------------
Net increase (decrease)                (5,640)   $    (2,052)        596,379    $  5,992,710
                                   =========================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                                  110,513    $ 1,107,270         248,698    $  2,501,568
Dividends and/or
distributions reinvested                6,194         62,082          11,443         115,136
Redeemed                              (48,852)      (490,853)       (126,951)     (1,276,855)
                                   ---------------------------------------------------------
Net increase                           67,855    $   678,499         133,190    $  1,339,849
                                   =========================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                                  214,457    $ 2,145,636         458,302    $  4,615,150
Dividends and/or
distributions reinvested               10,243        102,626          16,060         161,543
Redeemed                              (89,279)      (895,901)        (95,285)       (957,700)
                                   ---------------------------------------------------------
Net increase                          135,421    $ 1,352,361         379,077    $  3,818,993
                                   =========================================================


                     38 | OPPENHEIMER TOTAL RETURN BOND FUND

                    SIX MONTHS ENDED OCTOBER 31, 2005     YEAR ENDED APRIL 30, 2005
                               SHARES          AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
CLASS N
Sold                           52,650       $ 528,452        218,611    $ 2,199,418
Dividends and/or
distributions reinvested        5,312          53,239          7,583         76,293
Redeemed                      (19,719)       (197,773)       (29,185)      (293,418)
                             -------------------------------------------------------
Net increase                   38,243       $ 383,918        197,009    $ 1,982,293
                             =======================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2005, were as follows:

                                                PURCHASES             SALES
            ----------------------------------------------------------------
            Investment securities            $ 31,152,121      $ 20,967,507

            U.S. government and government
            agency obligations                  3,918,155         6,778,146

            To Be Announced (TBA)
            mortgage-related securities       133,321,564       135,584,103

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets of the Fund, 0.475% of the next $500 million, and 0.45% of average annual net assets in excess of $750 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2005, the Fund paid $44,704 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                     39 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B, Class C and Class N shares were $139,066, $99,622 and $56,554, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                     CLASS A       CLASS B        CLASS C        CLASS N
                      CLASS A     CONTINGENT    CONTINGENT     CONTINGENT     CONTINGENT
                    FRONT-END       DEFERRED      DEFERRED       DEFERRED       DEFERRED
                SALES CHARGES  SALES CHARGES SALES CHARGES  SALES CHARGES  SALES CHARGES
                  RETAINED BY    RETAINED BY   RETAINED BY    RETAINED BY    RETAINED BY
SIX MONTHS ENDED  DISTRIBUTOR    DISTRIBUTOR   DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------------
October 31, 2005     $ 36,303           $ --       $ 6,805          $ 880        $ 3,220

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses such that "Total Expenses" will not exceed 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and 1.15% for Class N shares, respectively. During the six months ended October 31, 2005, the Manager reimbursed the Fund $11,585, $14,830 and $3,860 for Class B, Class C and Class N shares, respectively. The voluntary waiver described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended October 31, 2005, OFS waived $2,859 and $338 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.


                     40 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of October 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                           UNREALIZED
                              EXPIRATION  NUMBER OF   VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION               DATES  CONTRACTS  OCTOBER 31, 2005  (DEPRECIATION)
-------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 12/20/05         30      $  3,359,063     $ (143,857)
                                                                          -----------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.    12/8/05          5           721,588            (14)
U.S. Treasury Nts., 2 yr.       12/30/05         57        11,696,578         94,267
U.S. Treasury Nts., 5 yr.       12/20/05         50         5,294,531         79,808
U.S. Treasury Nts., 10 yr.      12/20/05         51         5,531,109         55,673
                                                                             229,734
                                                                          -----------
                                                                          $   85,877
                                                                          ===========


                     41 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of October 31, 2005, the Fund had entered into the following total return swap agreements:

                                  PAID BY                  RECEIVED BY
                              THE FUND AT    RATE AS OF    THE FUND AT     RATE AS OF
 SWAP           NOTIONAL      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   TERMINATION    UNREALIZED
 COUNTERPARTY     AMOUNT             2005          2005           2005           2005          DATE  DEPRECIATION
------------------------------------------------------------------------------------------------------------------
                                                             Change of
                                One-Month                 Total Return
                              LIBOR Minus                    of Lehman
                           0.25% (+ or --)                    Brothers
 UBS AG        $ 840,000    Rate Received        4.3946%    CMBS Index        (0.7846)%*    12/1/05       $ 8,309

*     Represents an additional amount paid by the Fund at October 31, 2005.

Index abbreviations are as follows:

CMBS    Commercial Mortgage Backed Securities

LIBOR   London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly


                     42 | OPPENHEIMER TOTAL RETURN BOND FUND
disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
9. PROPOSAL TO REORGANIZE WITH AND INTO OPPENHEIMER CORE BOND FUND

On September 14, 2005, the Board of Trustees of the Fund approved a proposal to reorganize the Fund with and into Oppenheimer Core Bond Fund, a series of Oppenheimer Integrity Funds ("Core Bond Fund"). A Special Meeting of the Shareholders of the Fund is scheduled for March 15, 2006 to approve an Agreement and Plan of Reorganization between the Fund and Core Bond Fund, and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of the Fund to Core Bond Fund in exchange for Class A, Class B, Class C, and Class N shares of Core Bond Fund, (b) the distribution of Class A, Class B, Class C, and Class N shares of Core Bond Fund to the Class A, Class B, Class C, and Class N shareholders of the Fund in complete liquidation of the Fund and (c) the cancellation of the outstanding shares of the Fund. On or about January 10, 2006, a combined prospectus and proxy statement (and the accompanying proxy ballot) describing the reorganization is expected to be mailed to those shareholders who held shares in the Fund on December 6, 2005 (the "record date").


                     43 | OPPENHEIMER TOTAL RETURN BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     44 | OPPENHEIMER TOTAL RETURN BOND FUND




ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Total Return Bond Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005